Note 14 - Stockholders Equity - Common Stock Warrants Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Date from which Warrants or Rights Exercisable	Dec. 11, 2024
Warrants and Rights Outstanding, Maturity Date	Dec. 11, 2029
Total Warrants 2024 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.40
Class of Warrant or Right, Outstanding	8,000,000
Total Warrants 2023 [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Class of Warrant or Right, Outstanding